Income Taxes - Profit Before Income Taxes and Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	¥ 1,317,640	¥ 1,642,384	¥ 879,565
Income tax expense (benefit):
Current taxes	527,998	625,158	366,310
Deferred taxes	(113,392)	(165,364)	(204,054)
Total	414,606	459,794	162,256
Japan [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	180,912	148,651	(40,638)
Income tax expense (benefit):
Current taxes	28,922	19,081	12,699
Deferred taxes	(3,821)	34,265	(92,631)
Total	25,101	53,346	(79,932)
Foreign [member]
Disclosure of income taxes [Line Items]
Profit (loss) before income taxes	1,136,728	1,493,733	920,203
Income tax expense (benefit):
Current taxes	499,076	606,077	353,611
Deferred taxes	(109,571)	(199,629)	(111,423)
Total	¥ 389,505	¥ 406,448	¥ 242,188